3 BUSINESS COMBINATIONS (Details Narrative 2)									3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended
	Mar. 10, 2017 USD ($) shares	Oct. 21, 2016 USD ($)	Sep. 22, 2016 USD ($)	Jul. 29, 2016 USD ($) $ / shares shares	Jul. 22, 2016 USD ($) $ / shares shares	Jul. 01, 2016 USD ($) $ / shares shares	Nov. 20, 2015 USD ($) shares	Sep. 01, 2015 USD ($)	Sep. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Consideration of acquisition															$ 1,000,004	$ 2,607,253
Earn-out payments to be paid									$ 19,319,211				$ 19,319,211
Acquisition payments in 2016												$ 3,232,168	694,711
Change in estimate									$ 0		$ 0		$ 400,000	$ 0		0
Price per share (in dollars per share) | $ / shares									$ 6.51				$ 6.51
Business Combination, Assets and Liabilities Assumed [Abstract]
Goodwill									$ 21,886,567				$ 21,886,567		$ 3,470,522	17,089,076
Earn-out [Member]
Business Acquisition [Line Items]
Earn-out payments to be paid									5,346,688				5,346,688
Stock [Member]
Business Acquisition [Line Items]
Earn-out payments to be paid									12,189,973				12,189,973
Cash [Member]
Business Acquisition [Line Items]
Earn-out payments to be paid									7,129,238				$ 7,129,238
Ameri California [Member]
Business Acquisition [Line Items]
Consideration of acquisition	$ 8,784,533
Business acquisition, cash payment at closing	$ 55,687
Common stock, shares issued at closing (in shares) | shares	576,923
Membership interest acquired	100.00%
Unsecured promissory notes	$ 3,750,000
Unsecured promissory notes, percentage of interest rate	6.00%
Capitalized intangible asset	$ 375
Period of capitalized intangible asset													3 years
Value of common stock	38
Business Combination, Assets and Liabilities Assumed [Abstract]
Intangible Assets	38
Goodwill	50								4,812,243				$ 4,812,243			0
Current Assets [Abstract]
Cash	0
Accounts Receivable	0
Other Assets	0
Current Assets, Total	0
Current Liabilities [Abstract]
Accounts Payable	0
Accrued Expenses & Other Current Liabilities	0
Current Liabilities, Total	0
Net Working Capital Acquired	0
Total Purchase Price	88
Ameri California [Member] | Stock [Member]
Business Acquisition [Line Items]
Earn-out payments to be paid	$ 1,200,000
Acquisition of Virtuoso [Member]
Business Acquisition [Line Items]
Consideration of acquisition					$ 1,831,881
Business acquisition, cash payment at closing		$ 675,000
Common stock, shares issued at closing (in shares) | shares					101,250
Acquisition payments in 2016										$ 64,736
Stock earn-out payments to be paid (in shares) | shares										12,408
Period of capitalized intangible asset													3 years
Value of common stock					$ 700,000
Price per share (in dollars per share) | $ / shares					$ 6.51
Considered Earn-out Percentage of Purchase Price					50.00%
Considered Amount from Contingent Consideration					$ 1,000,000
Business Combination, Assets and Liabilities Assumed [Abstract]
Intangible Assets					9
Goodwill					9
Current Assets [Abstract]
Cash					0
Accounts Receivable					0
Other Assets					0
Current Assets, Total					0
Current Liabilities [Abstract]
Accounts Payable					0
Accrued Expenses & Other Current Liabilities					0
Current Liabilities, Total					0
Net Working Capital Acquired					0
Total Purchase Price					18
Acquisition of Virtuoso [Member] | Stock [Member]
Business Acquisition [Line Items]
Earn-out payments to be paid					560,807
Acquisition of Virtuoso [Member] | Cash [Member]
Business Acquisition [Line Items]
Earn-out payments to be paid					$ 450,000
Bigtech Software Private Limited [Member]
Business Acquisition [Line Items]
Consideration of acquisition						$ 850,000
Business acquisition, cash payment at closing			$ 340,000
Warrants purchase (in shares) | shares						51,000
Warrants purchase period													2 years
Commission to be paid in cash						$ 255,000
Membership interest acquired						100.00%
Period of capitalized intangible asset													3 years
Value of common stock						$ 250,000
Price per share (in dollars per share) | $ / shares						$ 6.51
Business Combination, Assets and Liabilities Assumed [Abstract]
Intangible Assets						$ 6
Goodwill						3			299,803				$ 299,803			314,555
Current Assets [Abstract]
Cash						0
Accounts Receivable						0
Other Assets						0
Current Assets, Total						0
Current Liabilities [Abstract]
Accounts Payable						0
Accrued Expenses & Other Current Liabilities						0
Current Liabilities, Total						0
Net Working Capital Acquired						0
Total Purchase Price						$ 9
Ameri Arizona [Member]
Business Acquisition [Line Items]
Consideration of acquisition				$ 15,816,000
Business acquisition, cash payment at closing				$ 3,000,000
Common stock, shares issued at closing (in shares) | shares				1,600,000
Commission to be paid in cash										$ 300,000
Membership interest acquired				100.00%
Period of capitalized intangible asset													3 years
Value of common stock				$ 104
Change in estimate				$ 400,000
Price per share (in dollars per share) | $ / shares				$ 6.51
Business Combination, Assets and Liabilities Assumed [Abstract]
Intangible Assets				$ 54
Goodwill				104					10,416,000				$ 10,416,000			10,416,000
Current Assets [Abstract]
Cash				0
Accounts Receivable				0
Other Assets				0
Current Assets, Total				0
Current Liabilities [Abstract]
Accounts Payable				0
Accrued Expenses & Other Current Liabilities				0
Current Liabilities, Total				0
Net Working Capital Acquired				0
Total Purchase Price				158
Ameri Arizona [Member] | Cash [Member]
Business Acquisition [Line Items]
Earn-out payments to be paid				$ 1,500,000
Ameri Georgia [Member]
Business Acquisition [Line Items]
Number of consultants							175
Consideration of acquisition							$ 9,910,817
Business acquisition, cash payment at closing							$ 3,000,000
Common stock, shares issued at closing (in shares) | shares							235,295
Quarterly cash payments to be paid on the last day of each calendar quarter of 2016							$ 250,000
Business acquisition, net working capital							$ 46
Business acquisition, cash reimbursement								$ 1,000,000
Excess of accounts receivable over its accounts payable								$ 2,910,817
Business acquisition, percentage of earn-out payments							30.00%
Earn-out payments to be paid							$ 500,000		261,876				$ 261,876
Period of capitalized intangible asset													3 years
Business Combination, Assets and Liabilities Assumed [Abstract]
Intangible Assets							18
Goodwill							35		3,470,522				$ 3,470,522			3,470,522
Current Assets [Abstract]
Cash							14
Accounts Receivable							56
Other Assets							2
Current Assets, Total							73
Current Liabilities [Abstract]
Accounts Payable							13
Accrued Expenses & Other Current Liabilities							13
Current Liabilities, Total							27
Net Working Capital Acquired							46
Total Purchase Price							$ 99
Virtuoso [Member]
Business Combination, Assets and Liabilities Assumed [Abstract]
Goodwill									939,881				939,881			939,881
Ameri Consulting Service Private Limited [Member]
Business Combination, Assets and Liabilities Assumed [Abstract]
Goodwill									$ 1,948,118				$ 1,948,118			$ 1,948,118